ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [Abstract]
Condensed Statement of Comprehensive Income

Figures in millions	2019			2018
US Dollars	As previously reported	Adjustments	Restated	As previously reported	Adjustments	Restated

Profit (loss) for the period	(7)	—	(7)	150	—	150

Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	4	(4)	—	(150)	100	(50)

Items that will not be reclassified subsequently to profit or loss:	10	4	14	9	(100)	(91)
Exchange differences on translation of non-foreign operations	—	4	4	—	(100)	(100)
Net gain on equity investments	6	—	6	9	—	9
Actuarial gain recognised	2	—	2	5	—	5
Deferred taxation thereon	2	—	2	(5)	—	(5)

Other comprehensive (loss) income for the period, net of tax	14	—	14	(141)	—	(141)
Total comprehensive income (loss) for the period, net of tax	7	—	7	9	—	9